TRADE AND OTHER RECEIVABLES - Detail of trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ 610		$ 545		$ 629
Other receivable, net of expected credit losses allowance	18		32		126
Total trade and other receivables	628	$ 516	577	[1]	755
Gross
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	786		716		798
Expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ (176)		$ (171)		$ (169)

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.